Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Suite 3300

Chicago, Illinois 606066

www.faegredrinker.com

April 25, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Privacore PCAAM Alternative Growth Fund (File No. 811-23960)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of Privacore PCAAM Alternative Growth Fund. The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the applicable rules thereunder.

Questions and comments concerning the Registration Statement may be directed to the undersigned at (312) 569-1107 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Sincerely,

/s/ David L. Williams
David L. Williams